Related Parties - Schedule of Related Parties (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Schedule of Related Parties [Line Items]
Assets	R$ 3,293	R$ 2,822
Liabilities	10,226	8,401
Management [Member]
Schedule of Related Parties [Line Items]
Assets	1,584	1,380
Liabilities
Compensation plans [Member]
Schedule of Related Parties [Line Items]
Assets	1,584	1,380
Liabilities
Cresud [Member]
Schedule of Related Parties [Line Items]
Assets	1,303	991
Liabilities	2,646	2,694
Helmir S.A. [Member]
Schedule of Related Parties [Line Items]
Assets	406	451
Liabilities	7,580	5,707
Other [Member]
Schedule of Related Parties [Line Items]
Assets	1,709	1,442
Liabilities	R$ 10,226	R$ 8,401